BANK FINANCIAL ASSETS AND LIABILITIES - Carrying value of loans to customers aggregated by types of collateral (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BANK FINANCIAL ASSETS AND LIABILITIES
Allowance for ECL	₽ (3,536)	₽ (4,623)
Bank deposits and loans
BANK FINANCIAL ASSETS AND LIABILITIES
Allowance for ECL	(21,144)	(16,446)	₽ (10,031)
Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	202,453	113,728
Allowance for ECL	(21,114)	(16,436)	₽ (10,024)
Loans to customers | Allowance for ECL
BANK FINANCIAL ASSETS AND LIABILITIES
Allowance for ECL	(21,114)	(16,436)
Guaranties | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	22,380	17,200
Pledge of real estate | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	19,115	18,733
Securities | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	284	370
Pledge of equipment | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1	100
Rights of claim, pledge of inventories or own promissory notes and by other collateral | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers		156
Unsecured loans | Loans to customers | Gross Book Value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 181,787	₽ 93,605